Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Sundry income	1,061	2,122	10,137